UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                   FORM 12b-25

                           NOTIFICATION OF LATE FILING


(Check One): [_] Form 10-K and Form 10-KSB [_] Form 11-K [_] Form 20-F [X] Form 10-Q and Form 10-QSB [_] Form N-SAR [_] Form N-CSR

         For Period Ended: SEPTEMBER 30, 2004
                           ------------------

[_]  Transition Report on Form 10-K        [_]  Transition Report on Form 10-Q
[_]  Transition Report on Form 20-F        [_]  Transition Report on Form N-SAR
[_]  Transition Report on From 11-K
        For the Transition Period Ended:
                                        ----------------------------------------

READ ATTACHED INSTRUCTION SHEET BEFORE PREPARING FORM. PLEASE PRINT OR TYPE.

         Nothing in this form shall be construed to imply that the Commission has verified any information contained herein.

         If the notification related to a portion of the filing check above, identify the item(s) to which the notification relates:
                                                       -------------------------
--------------------------------------------------------------------------------

                                     PART I
                             REGISTRANT INFORMATION

Full name of registrant INCENTRA SOLUTIONS, INC.
                        ------------------------
Former name if applicable

--------------------------------------------------------------------------------


Address of principal executive office (Street and number)
                                1140 PEARL STREET
--------------------------------------------------------------------------------

City, state and zip code         BOULDER, COLORADO  80302
                                 ------------------------

                                     PART II
                             RULE 12b-25 (b) AND (c)

     If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate.)

     (a) The reasons described in reasonable detail in Part III of this form could not be eliminated without unreasonable effort or expense;

[X] (b) The subject quarterly report on Form 10-QSB will be filed on or before the fifth calendar day following |X| the prescribed due date; and

     (c) The accountant's statement or other exhibit required by Rule 12b-25(c) has been attached if applicable.

                                    PART III
                                    NARRATIVE

     State below in reasonable detail the reasons why Form 10-QSB could not be filed within the prescribed period.

     The registrant is unable to file its Quarterly Report on Form 10-QSB within the prescribed time period without unreasonable effort or expense due to the appointment of its new independent accountants on November 5, 2004 (as previously reported in our Current Report on Form 8-K). As a result of their recent appointment, the registrant's new independent accountants require additional time to review the registrant's financial statements and other financial data.

                                     PART IV
                                OTHER INFORMATION

     (1) Name and telephone number of person to contact in regard to this notification.

                                ERIC M. HELLIGE                (212) 421-4100
                                -----------------------------------------------


     (2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding twelve months or for such shorter period that the registrant was required to file such report(s) been filed? If the answer is no, identify such report(s).

                           Yes [ ]                   No [X]

          The registrant has not yet filed an amendment to its Current Report on Form 8-K dated August 18, 2004 that includes the required financial information for the acquired enterprise, ManagedStorage International, Inc.

     (3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                           Yes [X]                   No [ ]

     If so: attach an explanation of the anticipated change, both narratively and quantitatively, and, if appropriate, state the reasons why a reasonable estimate of the results cannot be made.

     On August 18, 2004, the registrant completed the merger of Front Porch Digital Inc. ("Front Porch") with ManagedStorage International, Inc. ("MSI") following which the stockholders and management of MSI acquired control of Front Porch. The merger has been treated as a reverse merger for accounting purposes with MSI as the accounting acquirer and Front Porch as the accounting acquiree. As a result, the results of operations for the three and nine months ended September 30, 2004 are the historical results of MSI.

     Based on preliminary financial data, the registrant expects revenue for its third quarter and nine months ended September 30, 2004 to be in the range of $4.1 to $4.3 million and $8.4 to $8.6 million, respectively. On a pro forma basis, which includes 100 percent of Front Porch and MSI revenue for all periods presented, revenue for the third quarter and nine months ended September 30, 2004 is expected to be in the range of $5.1 to $5.3 million and $12.9 to $13.1 million, respectively.

     Except for the current period revenue information above, the registrant is unable to provide an accurate quantitative estimate of the quarterly results for the three and nine months ended September 30, 2004, as it has not yet completed certain steps necessary to provide such an estimate.

     INCENTRA SOLUTIONS, INC. has caused this notification to be signed on its behalf by the undersigned thereunto duly authorized.



Date:  November 16, 2004              By: /s/ THOMAS P. SWEENEY III
                                          -------------------------------------
                                          Thomas P. Sweeney III
                                          Chief Executive Officer